FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - Excluding equity share [member] - Financial assets available-for-sale, category [member] - GBP (£)
£ in Millions
		Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities		£ 18,971	£ 34,708
Bank and building society certificates of deposit			167
Asset-backed securities:
Mortgage-backed securities			1,156
Other asset-backed securities		57	255
		57	1,411
Corporate and other debt securities		5,119	4,615
Total debt securities		24,147	40,901
Treasury and other bills		221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		24,368	40,901
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities		18,831	34,571
Bank and building society certificates of deposit			167
Asset-backed securities:
Mortgage-backed securities			1,129
Other asset-backed securities		5	65
		5	1,194
Corporate and other debt securities		4,151	3,820
Total debt securities		22,987	39,752
Treasury and other bills		221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		23,208	39,752
Due from fellow Lloyds Banking Group undertakings [member] | The Bank [member]
Asset-backed securities:
Corporate and other debt securities			2,051
Including due from fellow Lloyds Banking Group undertakings | The Bank [member]
Asset-backed securities:
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets		23,208	41,803
Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[1]	18,971	34,708
Bank and building society certificates of deposit	[1]		167
Asset-backed securities:
Mortgage-backed securities	[1]		1,156
Other asset-backed securities	[1]		235
	[1]		1,391
Corporate and other debt securities	[1]	4,934	4,250
Total debt securities	[1]	23,905	40,516
Treasury and other bills	[1]	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[1]	24,126	40,516
Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[1]	18,831	34,571
Bank and building society certificates of deposit	[1]		167
Asset-backed securities:
Mortgage-backed securities	[1]		1,129
Other asset-backed securities	[1]		64
	[1]		1,193
Corporate and other debt securities	[1]	4,151	3,514
Total debt securities	[1]	22,982	39,445
Treasury and other bills	[1]	221
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[1]	23,203	39,445
Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[2]
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]
Other asset-backed securities	[2]	57	20
		57	20	[2]
Corporate and other debt securities	[2]	185	365
Total debt securities	[2]	242	385
Treasury and other bills	[2]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[2]	242	385
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Government securities	[3]
Bank and building society certificates of deposit	[3]
Asset-backed securities:
Mortgage-backed securities	[3]
Other asset-backed securities	[3]	5	1
	[3]	5	1
Corporate and other debt securities	[3]		306
Total debt securities	[3]	5	307
Treasury and other bills	[3]
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	[3]	£ 5	£ 307

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2018: 52 million; 2017: 9 million) and not rated (2018: 190 million; 2017: 376 million).
[3]	Other comprises sub-investment grade (2018: nil; 2017: nil) and not rated (2018: 5 million; 2017: 307 million).